Investment securities	12 Months Ended
Dec. 31, 2016
Investment securities
17 Investment securities
end of	2016	2015
Investment securities (CHF million)
Securities available-for-sale	2,489	3,090
Total investment securities	2,489	3,090
Investment securities by type
end of	2016				2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	241	18	0	259	273	21	0	294
Debt securities issued by foreign governments	1,309	34	0	1,343	1,382	34	0	1,416
Corporate debt securities	287	0	0	287	285	0	0	285
Residential mortgage-backed securities	497	0	0	497	750	0	0	750
Commercial mortgage-backed securities	14	0	0	14	259	0	0	259
Debt securities available-for-sale	2,348	52	0	2,400	2,949	55	0	3,004
Banks, trust and insurance companies	66	23	0	89	65	20	0	85
Industry and all other	0	0	0	0	1	0	0	1
Equity securities available-for-sale	66	23	0	89	66	20	0	86
Securities available-for-sale	2,414	75	0	2,489	3,015	75	0	3,090

Bank
Investment securities
16 Investment securities
end of	2016	2015
Investment securities (CHF million)
Securities available-for-sale	2,192	2,698
Total investment securities	2,192	2,698
Investment securities by type
end of	2016				2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by foreign governments	1,279	31	0	1,310	1,292	30	0	1,322
Corporate debt securities	283	0	0	283	281	0	0	281
Residential mortgage-backed securities	497	0	0	497	750	0	0	750
Commercial mortgage-backed securities	14	0	0	14	259	0	0	259
Debt securities available-for-sale	2,073	31	0	2,104	2,582	30	0	2,612
Banks, trust and insurance companies	65	23	0	88	65	20	0	85
Industry and all other	0	0	0	0	1	0	0	1
Equity securities available-for-sale	65	23	0	88	66	20	0	86
Securities available-for-sale	2,138	54	0	2,192	2,648	50	0	2,698
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	2016		2015		2014
	Debt securities	Equity securities	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	9	4	1	17	103	15
Realized gains	0	0	0	2	0	1
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2016 (CHF million)
Due within 1 year	436	437	0.07
Due from 1 to 5 years	1,126	1,156	0.99
Due from 5 to 10 years	0	0	–
Due after 10 years	511	511	4.41
Total debt securities	2,073	2,104	1.64